Stock Incentive Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013	Dec. 31, 2007
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years
Employee Stock
Compensation
Compensation expense related to share-based compensation	103		$ 100		$ 102
Recognized tax benefit on compensation expense	33		32		33
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	0.75%	[1]	0.86%	[1]	0.73%	[1]
Expected volatility (as a percent)	14.87%	[2]	16.94%	[2]	22.88%	[2]
Risk-free interest rate (as a percent)	0.08%	[3]	0.10%	[3]	0.10%	[3]
Expected life (in years)	6 months		6 months		6 months
Weighted-average grant date fair value (in dollars per share)	13.74		$ 10.08		$ 9.22
Employee Stock Purchase Plan 2007
Compensation
Maximum number of shares that can be purchased under ESPP							15	15
Employee purchase price, percentage of fair market value of ordinary shares	85.00%
Shares of common stock purchased for ESPP	2
Average price of shares of common stock purchased for ESPP (in dollars per share)	54.12
Shares of common stock available for issue under ESPP	15
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Offering period for stock purchase plan (in months)	6 months
Restricted Stock
Compensation
Compensation expense related to share-based compensation	62		$ 41		$ 30

[1]	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.
[2]	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.
[3]	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).